Other operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other expense by nature [Abstract]
Turnover tax	$ 40,862,687	$ 33,181,788	$ 23,865,474
Provisions for legal and administrative proceedings	3,886,483	474,222	2,954,912
Loss on initial recognition of loans bearing below market interest rate	4,206,914	3,834,403	1,844,065
Provisions for reorganization	2,373,713	4,411,298	8,405,332
Expected credit losses on financial guarantee and loan commitments	2,044,813	1,382,454	1,580,949
Contributions to the Deposits Guarantee Fund (Note 43)	2,032,751	2,193,577	2,048,439
Damage claims	1,478,605	610,158	252,252
Loss from sale or impairment of investment properties and other non-financial assets (Note 16)	12,062	75,821
Other operating expenses	4,822,589	6,620,503	4,887,557
TOTAL	$ 61,720,617	$ 52,784,224	$ 45,838,980